Investment in associate - Schedule of Condensed Statements of Financial Position (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	$ 8,980,159	$ 5,998,574	$ 3,386,683
Total	39,517,532	36,051,462	31,473,399
Total liabilities	17,440,763	13,646,893	9,317,356
Shareholders´ equity	22,076,769	22,404,569	22,156,043	$ 21,285,891
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	142,672	344,243	411,465
Non – current assets		50,412	281,943
Total	142,672	394,655	693,408
Total liabilities	51,189	193,554	193,476
Shareholders´ equity	$ 91,483	$ 201,101	$ 499,932